CAPITAL LEASE - SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS FOR CAPITAL LEASES (Details) - Methane Princess Lease $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets
2017	$ 6,929
2018	7,208
2019	7,489
2020	7,775
2021	8,078
2022 and thereafter	161,594
Total minimum lease payments	199,073
Less: Imputed interest	(81,322)
Present value of minimum lease payments	$ 117,751